CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Equity attributable to X Financial CNY (¥)	Equity attributable to X Financial USD ($)	Common share CNY (¥) shares	Common share USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Retained earnings (Accumulated deficits) CNY (¥)	Retained earnings (Accumulated deficits) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2022		¥ 4,753,254,692		¥ 206,793		¥ (124,596,781)		¥ 3,191,193,773		¥ 1,622,852,316		¥ 63,598,591		¥ 4,753,254,692
Balance (in shares) at Dec. 31, 2022 | shares				287,918,569	287,918,569
Repurchase of common shares		(24,872,828)				(24,872,828)								(24,872,828)
Repurchase of common shares (in shares) | shares				(5,026,374)	(5,026,374)
Transfer to employee stock ownership plans						37,949,318		(37,949,318)
Transfer to employee stock ownership plans (in shares) | shares				10,661,412	10,661,412
Exercise of share option		1,099,619						1,099,619						1,099,619
Share-based compensation (Note 16)		42,598,210						42,598,210						42,598,210
Net income		1,186,793,974								1,186,793,974				1,186,793,974
Other comprehensive income attributable to equity in affiliates		(6,852)										(6,852)		(6,852)
Other comprehensive income attributable to financial investments		474,792										474,792		474,792
Foreign currency translation adjustments		5,410,120										5,410,120		5,410,120
Dividend to shareholders	[1]	(117,627,440)								(117,627,440)				(117,627,440)
Balance at Dec. 31, 2023		5,847,124,287		¥ 206,793		(111,520,291)		3,196,942,284		2,692,018,850		69,476,651		5,847,124,287
Balance (in shares) at Dec. 31, 2023 | shares				293,553,607	293,553,607
Repurchase of common shares		(428,337,679)				(427,317,136)		(1,020,543)						(428,337,679)
Repurchase of common shares (in shares) | shares				(52,202,798)	(52,202,798)
Transfer to employee stock ownership plans						29,193,664		(29,193,664)
Transfer to employee stock ownership plans (in shares) | shares				9,327,630	9,327,630
Exercise of share option		122,507						122,507						122,507
Share-based compensation (Note 16)		40,177,807						40,177,807						40,177,807
Net income		1,539,905,765								1,539,905,765				1,539,905,765
Other comprehensive income attributable to equity in affiliates		(313,815)										(313,815)		(313,815)
Other comprehensive income attributable to financial investments		292,799										292,799		292,799
Foreign currency translation adjustments		11,596,395										11,596,395		11,596,395
Dividend to shareholders	[2]	(57,413,424)								(57,413,424)				(57,413,424)
Balance at Dec. 31, 2024		6,953,154,642	$ 994,287,890	¥ 206,793	$ 29,571	(509,643,763)	$ (72,878,089)	3,207,028,391	$ 458,598,961	4,174,511,191	$ 596,947,161	81,052,030	$ 11,590,286	¥ 6,953,154,642	$ 994,287,890
Balance (in shares) at Dec. 31, 2024 | shares				250,678,439	250,678,439									250,678,439	250,678,439
Repurchase of common shares		(488,862,523)	(69,906,411)			(488,862,523)	(69,906,411)							¥ (488,862,523)	$ (69,906,411)
Repurchase of common shares (in shares) | shares				(25,575,934)	(25,575,934)
Transfer to employee stock ownership plans						30,733,196	4,394,789	(30,733,196)	(4,394,789)
Transfer to employee stock ownership plans (in shares) | shares				9,415,396	9,415,396
Exercise of share option		19,087,375	2,729,458					19,087,375	2,729,458					¥ 19,087,375	$ 2,729,458
Exercise of share option (in shares) | shares														1,879,130	1,879,130
Share-based compensation (Note 16)		60,966,646	8,718,114					60,966,646	8,718,114					¥ 60,966,646	$ 8,718,114
Net income		1,464,552,224	209,428,183							1,464,552,224	209,428,183			1,464,552,224	209,428,183
Other comprehensive income attributable to equity in affiliates		147,887	21,148									147,887	21,148	147,887	21,148
Other comprehensive income attributable to financial investments		3,198,217	457,339									3,198,217	457,339	3,198,217	457,339
Foreign currency translation adjustments		(20,673,707)	(2,956,302)									(20,673,707)	(2,956,302)	(20,673,707)	(2,956,302)
Dividend to shareholders	[3]	(154,770,124)	(22,131,833)							(154,770,124)	(22,131,833)			(154,770,124)	(22,131,833)
Balance at Dec. 31, 2025		¥ 7,836,800,637	$ 1,120,647,586	¥ 206,793	$ 29,571	¥ (967,773,090)	$ (138,389,711)	¥ 3,256,349,216	$ 465,651,744	¥ 5,484,293,291	$ 784,243,511	¥ 63,724,427	$ 9,112,471	¥ 7,836,800,637	$ 1,120,647,586
Balance (in shares) at Dec. 31, 2025 | shares				234,517,901	234,517,901									234,517,901	234,517,901

[1]	For fiscal year 2023, cash dividends in aggregate in the amount of US$0.34 per ADS (approximately US$0.056 per ordinary share) were declared by the Group, for a total amount of RMB78,540,377 on Class A ordinary shares and a total amount of RMB39,087,063 on Class B ordinary shares.
[2]	For fiscal year 2024, a cash dividend in the amount of US$0.17 per ADS (approximately US$0.028 per ordinary share) were declared by the Group, for a total amount of RMB37,890,447 on Class A ordinary shares and a total amount of RMB19,522,977 on Class B ordinary shares.
[3]	For fiscal year 2025, cash dividends in aggregate in the amount of US$0.53 per ADS (approximately US$0.0887 per ordinary share) were declared by the Group, for a total amount of RMB93,281,652 (US$13,339,098) on Class A ordinary shares and a total amount of RMB61,488,472 (US$8,792,735) on Class B ordinary shares.